Income Tax (Details) - Schedule of income tax provision - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Federal
Current
Deferred	(494,000)	(268,000)
State
Current
Deferred
Change in valuation allowance	494,000	268,000
Income tax provision expense